UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-01685

Name of Registrant: Vanguard Morgan Growth Fund

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30th

Date of reporting period: December 31, 2012

Item 1: Schedule of Investments

Morgan Growth Fund

Schedule of Investments
As of December 31, 2012

			Market
			Value
		Shares	($000)
Common Stocks (96.5%)[1]
Consumer Discretionary (16.6%)
*	Amazon.com Inc.	465,488	116,903
	TJX Cos. Inc.	1,903,526	80,805
	Comcast Corp. Class A	2,049,460	76,609
	Home Depot Inc.	1,191,469	73,692
*	O'Reilly Automotive Inc.	787,399	70,409
	Lowe's Cos. Inc.	1,883,984	66,919
	Ralph Lauren Corp. Class A	336,106	50,389
*	Lululemon Athletica Inc.	595,053	45,361
	Omnicom Group Inc.	881,958	44,063
	NIKE Inc. Class B	808,786	41,733
	News Corp. Class A	1,599,308	40,846
	Yum! Brands Inc.	601,378	39,932
	Inditex SA ADR	1,292,283	36,849
	Starwood Hotels & Resorts Worldwide Inc.	603,921	34,641
	Sirius XM Radio Inc.	11,712,616	33,849
	PetSmart Inc.	493,843	33,749
*	LKQ Corp.	1,461,732	30,843
*	Michael Kors Holdings Ltd.	591,825	30,201
	Ford Motor Co.	2,106,221	27,276
*	Urban Outfitters Inc.	625,630	24,625
*	Dollar Tree Inc.	593,409	24,069
^	Buckle Inc.	537,033	23,973
*	CarMax Inc.	636,960	23,911
	Prada SPA	2,216,385	21,427
*,^ Tesla Motors Inc.		552,527	18,714
	Harley-Davidson Inc.	382,300	18,672
*	Bed Bath & Beyond Inc.	332,245	18,576
*	Discovery Communications Inc.	314,810	18,416
	PVH Corp.	140,800	15,630
*	Discovery Communications Inc. Class A	241,300	15,318
*	priceline.com Inc.	24,480	15,207
	Wyndham Worldwide Corp.	285,100	15,170
	Tractor Supply Co.	169,540	14,981
	VF Corp.	94,016	14,194
	Gentex Corp.	703,630	13,242
*	Steven Madden Ltd.	270,076	11,416
*	DIRECTV	213,700	10,719
*,^ Imax Corp.		474,520	10,667
	Time Warner Cable Inc.	104,900	10,195
	Chico's FAS Inc.	521,045	9,618
	Family Dollar Stores Inc.	146,800	9,309
	McDonald's Corp.	93,700	8,265
	Walt Disney Co.	145,500	7,244
	Marriott International Inc. Class A	191,600	7,141
*	AutoZone Inc.	20,000	7,089
	Virgin Media Inc.	191,150	7,025
	Gap Inc.	220,500	6,844
	Wynn Resorts Ltd.	60,300	6,783
*	PulteGroup Inc.	367,700	6,677

*	Goodyear Tire & Rubber Co.	453,100	6,257
	Service Corp. International	447,920	6,186
	Comcast Corp.	171,500	6,165
	Dick's Sporting Goods Inc.	135,200	6,150
	Dunkin' Brands Group Inc.	185,250	6,147
	Macy's Inc.	139,000	5,424
*	Cabela's Inc.	115,500	4,822
	Tupperware Brands Corp.	41,100	2,635
*	ITT Educational Services Inc.	146,703	2,539
	Target Corp.	32,800	1,941
*	Panera Bread Co. Class A	12,000	1,906
	CBS Corp. Class B	40,700	1,549
	Viacom Inc. Class B	14,400	759
*	Delphi Automotive plc	18,700	715
	News Corp. Class B	20,300	533
	Starbucks Corp.	7,100	381
			1,444,295
Consumer Staples (8.0%)
	Philip Morris International Inc.	1,472,522	123,162
	Wal-Mart Stores Inc.	1,739,819	118,708
	Coca-Cola Co.	3,126,085	113,321
	Costco Wholesale Corp.	998,509	98,623
	Whole Foods Market Inc.	588,337	53,733
	CVS Caremark Corp.	1,093,777	52,884
	Estee Lauder Cos. Inc. Class A	600,854	35,967
	Herbalife Ltd.	628,772	20,712
*	Green Mountain Coffee Roasters Inc.	480,402	19,869
	Brown-Forman Corp. Class B	249,879	15,805
	Kroger Co.	300,400	7,816
	General Mills Inc.	181,500	7,334
	Ingredion Inc.	91,000	5,863
*	Monster Beverage Corp.	105,276	5,567
	Colgate-Palmolive Co.	51,000	5,332
	PepsiCo Inc.	76,700	5,249
	Altria Group Inc.	137,400	4,317
	Kraft Foods Group Inc.	71,900	3,269
			697,531
Energy (5.0%)
	Exxon Mobil Corp.	484,569	41,939
	Noble Energy Inc.	369,865	37,630
	Diamond Offshore Drilling Inc.	543,173	36,914
	National Oilwell Varco Inc.	440,289	30,094
	Oceaneering International Inc.	525,024	28,241
	Valero Energy Corp.	773,653	26,397
	Transocean Ltd.	566,908	25,312
	Cabot Oil & Gas Corp.	448,975	22,332
*	Cameron International Corp.	351,760	19,860
	Core Laboratories NV	158,102	17,282
*	Continental Resources Inc.	176,700	12,986
	Ensco plc Class A	205,063	12,156
*	Concho Resources Inc.	148,646	11,975
*	Superior Energy Services Inc.	523,030	10,837
*,^ InterOil Corp.		188,900	10,490
	EOG Resources Inc.	85,900	10,376
*	Kodiak Oil & Gas Corp.	1,134,817	10,043
*,^ SandRidge Energy Inc.		1,480,760	9,403

Schlumberger Ltd.	130,100	9,015
Williams Cos. Inc.	268,600	8,794
* Weatherford International Ltd.	556,960	6,232
Tesoro Corp.	138,700	6,110
Helmerich & Payne Inc.	107,900	6,043
Marathon Petroleum Corp.	95,900	6,042
* Southwestern Energy Co.	178,780	5,973
HollyFrontier Corp.	127,708	5,945
* McDermott International Inc.	475,735	5,243
Occidental Petroleum Corp.	31,500	2,413
		436,077
Exchange-Traded Fund (0.9%)
2 Vanguard Growth ETF	1,044,900	74,407

Financials (5.1%)
Bank of America Corp.	6,100,412	70,765
American Tower Corporation	909,009	70,239
American Express Co.	1,015,826	58,390
Goldman Sachs Group Inc.	333,050	42,484
T. Rowe Price Group Inc.	491,990	32,043
JPMorgan Chase & Co.	667,898	29,368
Raymond James Financial Inc.	532,700	20,525
Fidelity National Financial Inc. Class A	657,509	15,484
* Affiliated Managers Group Inc.	105,155	13,686
Allied World Assurance Co. Holdings AG	166,300	13,104
Moody's Corp.	239,990	12,076
Arthur J Gallagher & Co.	320,780	11,115
Franklin Resources Inc.	65,200	8,196
Discover Financial Services	209,000	8,057
Simon Property Group Inc.	41,600	6,577
* American International Group Inc.	169,200	5,973
* Signature Bank	80,900	5,771
Weyerhaeuser Co.	133,900	3,725
US Bancorp	115,600	3,692
General Growth Properties Inc.	184,500	3,662
Vornado Realty Trust	37,400	2,995
Weingarten Realty Investors	90,800	2,431
Public Storage	6,900	1,000
* Arch Capital Group Ltd.	17,200	757
		442,115
Health Care (15.2%)
Amgen Inc.	1,166,926	100,729
* Biogen Idec Inc.	606,103	88,897
* Gilead Sciences Inc.	1,177,305	86,473
Abbott Laboratories	1,148,192	75,207
UnitedHealth Group Inc.	1,131,322	61,363
Eli Lilly & Co.	1,101,370	54,320
Merck & Co. Inc.	1,324,884	54,241
* Express Scripts Holding Co.	956,155	51,632
* Celgene Corp.	598,546	47,118
McKesson Corp.	475,815	46,135
Shire plc ADR	465,911	42,948
Zimmer Holdings Inc.	632,436	42,158
Allergan Inc.	458,345	42,044
* Alexion Pharmaceuticals Inc.	410,259	38,486
Cooper Cos. Inc.	394,627	36,495

* Watson Pharmaceuticals Inc.	402,320	34,600
Johnson & Johnson	475,228	33,313
* Vertex Pharmaceuticals Inc.	793,308	33,271
Novo Nordisk A/S ADR	202,039	32,975
Aetna Inc.	629,945	29,166
* Edwards Lifesciences Corp.	308,168	27,788
* Hologic Inc.	1,148,398	23,002
* Catamaran Corp.	481,646	22,690
ResMed Inc.	484,870	20,156
Agilent Technologies Inc.	438,564	17,955
* Bruker Corp.	992,758	15,159
Thermo Fisher Scientific Inc.	224,880	14,343
* Sirona Dental Systems Inc.	221,219	14,260
* Covance Inc.	237,600	13,726
* MEDNAX Inc.	154,796	12,309
* Salix Pharmaceuticals Ltd.	290,490	11,759
Baxter International Inc.	173,500	11,566
Patterson Cos. Inc.	319,900	10,950
* Centene Corp.	229,900	9,426
* Life Technologies Corp.	171,318	8,408
Cigna Corp.	147,300	7,875
* Mylan Inc.	274,300	7,538
* DaVita HealthCare Partners Inc.	58,707	6,489
* Myriad Genetics Inc.	221,780	6,044
* Cerner Corp.	66,854	5,191
Perrigo Co.	49,100	5,108
* Onyx Pharmaceuticals Inc.	64,600	4,879
* Seattle Genetics Inc.	207,900	4,823
HCA Holdings Inc.	140,700	4,245
* Regeneron Pharmaceuticals Inc.	22,900	3,917
Warner Chilcott plc Class A	275,300	3,315
AmerisourceBergen Corp. Class A	49,200	2,124
* Charles River Laboratories International Inc.	42,000	1,574
		1,328,190
Industrials (10.5%)
Boeing Co.	1,057,910	79,724
AMETEK Inc.	1,960,103	73,641
Honeywell International Inc.	1,049,153	66,590
Precision Castparts Corp.	256,616	48,608
TransDigm Group Inc.	320,895	43,757
General Electric Co.	1,882,413	39,512
* B/E Aerospace Inc.	776,739	38,371
Parker Hannifin Corp.	431,627	36,714
Illinois Tool Works Inc.	557,185	33,882
* Quanta Services Inc.	978,798	26,711
Pentair Ltd.	514,920	25,308
Canadian Pacific Railway Ltd.	214,425	21,790
ADT Corp.	403,677	18,767
Tyco International Ltd.	611,712	17,893
* IHS Inc. Class A	175,675	16,865
Flowserve Corp.	111,890	16,425
Union Pacific Corp.	120,000	15,086
* WESCO International Inc.	220,809	14,889
United Parcel Service Inc. Class B	186,900	13,780
* Hertz Global Holdings Inc.	845,280	13,753
* United Continental Holdings Inc.	574,000	13,420
MSC Industrial Direct Co. Inc. Class A	172,800	13,026

Fastenal Co.	278,025	12,981
* MRC Global Inc.	445,742	12,383
Pall Corp.	199,792	12,039
Dover Corp.	148,983	9,790
Landstar System Inc.	176,745	9,272
* Verisk Analytics Inc. Class A	174,200	8,884
Caterpillar Inc.	97,600	8,743
* Stericycle Inc.	92,245	8,604
Expeditors International of Washington Inc.	207,180	8,194
Ingersoll-Rand plc	169,500	8,129
KAR Auction Services Inc.	393,080	7,956
Lockheed Martin Corp.	84,000	7,752
A.O. Smith Corp.	121,024	7,633
J.B. Hunt Transport Services Inc.	126,445	7,550
* Clean Harbors Inc.	134,520	7,400
* Alaska Air Group Inc.	166,314	7,167
Snap-on Inc.	89,665	7,083
3M Co.	75,500	7,010
* United Rentals Inc.	151,455	6,894
Textron Inc.	267,500	6,631
* WABCO Holdings Inc.	100,500	6,552
Masco Corp.	365,800	6,094
* Colfax Corp.	142,920	5,767
* Delta Air Lines Inc.	479,500	5,692
Dun & Bradstreet Corp.	66,600	5,238
United Technologies Corp.	61,100	5,011
* Owens Corning	132,660	4,907
WW Grainger Inc.	23,520	4,760
FedEx Corp.	48,800	4,476
Robert Half International Inc.	73,200	2,329
Emerson Electric Co.	4,600	244
		911,677
Information Technology (29.7%)
Apple Inc.	762,013	406,176
Cisco Systems Inc.	10,425,021	204,852
* Google Inc. Class A	267,757	189,939
International Business Machines Corp.	897,956	172,003
Microsoft Corp.	4,883,089	130,525
Oracle Corp.	3,045,825	101,487
Mastercard Inc. Class A	187,952	92,337
QUALCOMM Inc.	1,324,318	82,134
* EMC Corp.	2,816,876	71,267
* eBay Inc.	1,373,842	70,093
* Red Hat Inc.	1,315,569	69,673
Visa Inc. Class A	403,046	61,094
Altera Corp.	1,753,266	60,383
* NetApp Inc.	1,673,486	56,145
IAC/InterActiveCorp	1,146,064	54,209
* Alliance Data Systems Corp.	366,355	53,034
* VMware Inc. Class A	488,868	46,022
* LinkedIn Corp. Class A	310,447	35,646
Xilinx Inc.	957,252	34,365
* Salesforce.com Inc.	204,176	34,322
* Check Point Software Technologies Ltd.	693,635	33,045
* F5 Networks Inc.	314,101	30,515
Intuit Inc.	473,205	28,156
* Cognizant Technology Solutions Corp. Class A	304,380	22,539

* Facebook Inc. Class A	845,357	22,512
Avago Technologies Ltd. Class A	703,335	22,268
Amphenol Corp. Class A	323,225	20,913
Fidelity National Information Services Inc.	594,670	20,700
* Gartner Inc.	408,529	18,801
* Trimble Navigation Ltd.	286,960	17,154
* NetSuite Inc.	234,662	15,793
* Baidu Inc. ADR	155,351	15,580
* BMC Software Inc.	387,164	15,355
* Cadence Design Systems Inc.	1,035,600	13,991
* Autodesk Inc.	383,210	13,547
Jack Henry & Associates Inc.	328,795	12,909
* WEX Inc.	161,830	12,197
Accenture plc Class A	181,300	12,056
* Lam Research Corp.	331,315	11,970
* NCR Corp.	463,695	11,815
* Emulex Corp.	1,599,036	11,673
Maxim Integrated Products Inc.	377,500	11,099
* Teradata Corp.	178,478	11,046
* Informatica Corp.	331,155	10,041
* Concur Technologies Inc.	147,800	9,979
* NeuStar Inc. Class A	229,604	9,627
* Citrix Systems Inc.	138,600	9,113
* QLogic Corp.	933,207	9,080
* Akamai Technologies Inc.	219,400	8,976
* Nuance Communications Inc.	396,950	8,860
* Riverbed Technology Inc.	444,983	8,775
* Atmel Corp.	1,336,613	8,755
Motorola Solutions Inc.	147,757	8,227
* Symantec Corp.	401,500	7,552
* Fiserv Inc.	94,400	7,460
* MICROS Systems Inc.	169,603	7,198
* Rovi Corp.	431,185	6,653
* LSI Corp.	888,300	6,289
Western Digital Corp.	146,100	6,208
* Vantiv Inc. Class A	252,900	5,164
* Equinix Inc.	23,735	4,894
NVIDIA Corp.	345,600	4,247
Texas Instruments Inc.	130,100	4,025
FEI Co.	69,372	3,847
* Freescale Semiconductor Ltd.	183,100	2,016
* Flextronics International Ltd.	104,900	651
* Polycom Inc.	42,946	449
		2,589,426
Materials (3.8%)
Monsanto Co.	845,962	80,070
CF Industries Holdings Inc.	256,882	52,188
Sherwin-Williams Co.	292,364	44,972
FMC Corp.	536,378	31,389
* WR Grace & Co.	321,210	21,595
Ashland Inc.	234,665	18,869
Cytec Industries Inc.	206,900	14,241
* Allied Nevada Gold Corp.	406,316	12,242
Albemarle Corp.	178,240	11,072
Celanese Corp. Class A	202,700	9,026
PPG Industries Inc.	60,450	8,182
Praxair Inc.	72,380	7,922

* Crown Holdings Inc.			205,300	7,557
Allegheny Technologies Inc.			189,342	5,749
Ball Corp.			95,900	4,292
Martin Marietta Materials Inc.			45,419	4,282
				333,648
Telecommunication Services (1.7%)
Verizon Communications Inc.			2,353,900	101,853
* Crown Castle International Corp.			387,600	27,969
* SBA Communications Corp. Class A			241,444	17,148
* MetroPCS Communications Inc.			496,500	4,935
				151,905
Total Common Stocks (Cost $6,805,831)				8,409,271
	Coupon
Temporary Cash Investments (4.2%)[1]
Money Market Fund (2.1%)
[3,4] Vanguard Market Liquidity Fund	0.162%		183,125,508	183,126

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreement (2.0%)
Bank of America Securities, LLC
(Dated 12/31/12, Repurchase Value
$176,602,000, collateralized by Federal
National Mortgage Assn. 3.000%-4.000%,
12/1/40-12/1/42 and Federal Home Loan
Mortgage Corp. 0.000%, 1/1/43)	0.190%	1/02/13	176,600	176,600

U.S. Government and Agency Obligations (0.1%)
[5,6] Fannie Mae Discount Notes	0.097%	3/27/13	4,000	3,999
[6,7] Federal Home Loan Bank Discount Notes	0.130%	2/01/13	600	600
[6,7] Federal Home Loan Bank Discount Notes	0.140%	2/13/13	2,000	1,999
[6,7] Federal Home Loan Bank Discount Notes	0.130%	3/01/13	350	350
[5,6] Freddie Mac Discount Notes	0.118%	3/11/13	100	100
				7,048
Total Temporary Cash Investments (Cost $366,774)				366,774
Total Investments (100.7%) (Cost $7,172,605)				8,776,045
Other Assets and Liabilities-Net (-0.7%)[4]				(58,994)
Net Assets (100%)				8,717,051

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $29,595,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.1% and 3.6%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $30,020,000 of collateral received for securities on loan.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Securities with a value of $4,799,000 have been segregated as initial margin for open futures contracts.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.

ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral; however, such action may be subject to legal proceedings.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Morgan Growth Fund

The following table summarizes the market value of the fund's investments as of December 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	8,387,844	21,427	—
Temporary Cash Investments	183,126	183,648	—
Futures Contracts—Assets[1]	2,172	—	—
Futures Contracts—Liabilities[1]	(271)	—	—
Total	8,572,871	205,075	—
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At December 31, 2012, the aggregate settlement value of open futures contracts and the related

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	March 2013	161	57,159	(304)
E-mini S&P 500 Index	March 2013	9	639	2

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. At December 31, 2012, the cost of investment securities for tax purposes was $7,172,605,000. Net unrealized appreciation of investment securities for tax purposes was $1,603,440,000, consisting of unrealized gains of $1,813,925,000 on securities that had risen in value since their purchase and $210,485,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MORGAN GROWTH FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 14, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MORGAN GROWTH FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 14, 2013

VANGUARD MORGAN GROWTH FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: February 14, 2013

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.